Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of detailed information on trade receivables

	2025	2024
	$m	$m
Amounts due from exchanges, clearing houses and other counterparties[1]	4,311.3	3,124.0
Amounts due from clients[1]	3,085.7	2,737.1
Trade debtors[1]	367.4	283.5
Amounts due from Prime Brokers[1]	313.9	101.5
Settlement balances[1]	2,045.2	593.8
Default funds and deposits	419.4	474.1
Loans receivable	283.5	89.8
Other tax and social security taxes	18.3	12.3
Other debtors	150.1	104.5
Prepayments	48.6	32.6
	11,043.4	7,553.2
1.During 2025 the Group made a voluntary change in presentation to separate Amounts due from Prime Brokers (previously included in Amounts due from clients) and
Settlement balances, (previously reflected within Trade debtors and Amounts due from exchanges, clearing houses and other counterparties).  The Group considers this disaggregation to provide more useful information.
The provision matrix for trade debtors is as follows.

2025	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Trade debtors $m	286.2	26.4	11.2	8.1	5.2	29.7	366.8
Trade debtors lifetime ECL $m	0.6	—	—	—	—	—	0.6
25      Trade and Other Receivables continued

2024	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Expected credit loss rate	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Trade debtors $m	214.8	24.2	11.4	7.4	4.1	20.5	282.4
Trade debtors lifetime ECL $m	1.0	0.1	—	—	—	—	1.1
Below we present the ageing of the Group’s other receivables different from trade debtors, excluding other tax and social security taxes and prepayments.

2025 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	4,306.5	3.2	—	—	—	1.6	4,311.3
Amounts due from Prime Brokers	313.9	—	—	—	—	—	313.9
Settlement balances	2,017.7	26.1	1.0	0.2	—	0.2	2,045.2
Amounts receivable from clients	3,078.8	—	1.3	0.7	0.4	4.5	3,085.7
Default funds and deposits	419.4	—	—	—	—	—	419.4
Loans receivable	283.2	—	—	—	—	0.3	283.5
Other debtors	149.6	0.2	—	—	—	0.3	150.1
							10,609.1
Corresponding allowance for loan losses ECL							16.7

2024 ($m)	Current	Less than 30 days	31 to 60 days	61 to 90 days	91 to 120 days	More than 120 days	Total
Amounts due from exchanges, clearing houses and other counterparties	3,114.2	7.6	—	—	1.4	0.8	3,124.0
Amounts due from Prime Brokers	101.5	—	—	—	—	—	101.5
Settlement balances	589.0	4.4	0.1	0.1	0.1	0.1	593.8
Amounts receivable from clients	2,724.1	4.2	2.9	1.5	2.1	2.2	2,737.0
Default funds and deposits	474.1	—	—	—	—	—	474.1
Loans receivable	89.7	—	—	—	—	0.1	89.8
Other debtors	103.7	0.1	—	0.1	—	0.6	104.5
							7,224.7
Corresponding allowance for loan losses ECL							13.8
(c) Reconciliation of the movement in impairment allowance

	2025	2024
	$m	$m
At 1 January	15.2	20.9
Bad debts written off	(0.8)	(4.5)
Released to the income statement	(3.0)	(3.2)
Charged to the income statement	2.3	1.5
Other balance sheet movements	3.9	0.5
At 31 December	17.6	15.2